Annual Total Returns[BarChart] - The Hartford Floating Rate Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.59%	9.18%	5.08%	(0.25%)	(2.14%)	11.17%	4.25%	(0.94%)	8.27%	1.26%